Acquisitions and disposals - Vodafone New Zealand (Details) € in Millions, $ in Billions		12 Months Ended
	Jul. 31, 2019 EUR (€)	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)	Jul. 31, 2019 NZD ($)	Jul. 31, 2019 EUR (€)
Disposals
Goodwill		€ (31,731)	€ (31,378)
Property, plant and equipment		(41,243)	(40,113)
Short and long-term borrowings		67,760	74,925
Net cash proceeds arising from the transaction		157	4,427
Vodafone New Zealand Limited
Disposals
Economic interest (as a percent)	100.00%
Aggregate consideration				$ 3.4	€ 2,000
Goodwill					(243)
Other intangible assets					(155)
Property, plant and equipment					(783)
Inventory					(29)
Trade and other receivables					(244)
Investments in associates and joint ventures					(4)
Current and deferred taxation					(11)
Short and long-term borrowings					215
Trade and other payables					261
Provisions					35
Net assets disposed					€ (958)
Net cash proceeds arising from the transaction	€ 2,023
Other effects	13
Net gain on transaction	1,078	€ 0	€ 1,078
Recycled foreign exchange losses	€ 59